Financial risk management - Offsetting derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting financial assets
Net amount of financial assets presented in the statement of financial position	€ 182	€ 139
Financial instruments assets (liabilities)	(158)	(102)
Cash collateral received (pledged)	(20)	(26)
Net amount not set off in statement of financial position	4	11
Offsetting financial liabilities
Net amount of financial liabilities presented in the statement of financial position	(496)	(229)
Financial instruments assets (liabilities)	(158)	(102)
Cash collateral received (pledged)	(327)	(126)
Net amount not set off in statement of financial position	(11)	(1)
Offsetting financial assets and liabilities
Total net gross amounts of financial assets (liabilities) set off in the statement of financial position	(314)	(90)
Net cash collateral received (pledged)	(307)	(100)
Total net amount not set off in statement of financial position	€ (7)	€ 10